Fair Value of Financial Assets and Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
4. Fair Value of Financial Assets and Liabilities
The following table presents the Company’s fair value hierarchy for its liabilities, which are measured at fair value on a recurring basis as of June 30, 2022:

	Fair Value Measurements at June 30, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Private Placement Warrants	$—	$831,939	$—	$831,939
There were no assets for which fair value was required to be disclosed as of June 30, 2022. There were no assets or liabilities for which fair value was required to be disclosed as of December 31, 2021. During the six months ended June 30, 2022, there were no transfers between Level 1, Level 2 and Level 3.

3. Fair Value of Financial Assets and Liabilities
As of December 31, 2021 and 2020, the Company did not hold any financial assets or liabilities that were measured at fair value on a recurring or nonrecurring basis. There were no assets or liabilities for which fair value was required to be disclosed. During the years ended December 31, 2021 and 2020, there were no transfers between Level 1, Level 2 and Level 3.
Valuation of Convertible Notes
During the year ended December 31, 2021, the Company issued convertible notes to certain existing investors. The Company has elected to account for these instruments utilizing the fair value option as permitted under ASC 825. Management believes the fair value option more closely reflects the economics of the transaction from the perspective of the counterparties. At issuance the Notes were considered to have a fair value equal to the principal of the Notes and at settlement the Notes were considered to have a fair value equal to the fair value of the convertible preferred stock that was issued in settlement of the Notes. The fair value of the convertible preferred stock that was issued in settlement of the Notes was based on an option pricing model. The option pricing model utilized an enterprise value that was determined utilizing a backsolve method based on the issuance of a new class of preferred stock in an arms-length transaction. The enterprise value was then allocated to the various outstanding classes of equity. This model utilizes unobservable inputs. The change in fair value for the year ended December 31, 2021 was $77 thousand which was recorded as change in fair value of convertible notes in the Company’s statements of operations and comprehensive loss.
The following table sets forth a summary of changes in the fair value of the Company’s Notes for which fair value is determined by Level 3 inputs:

Convertible Notes
Value as of December 31, 2020	$—
Issuance of convertible notes	750,000
Change in fair value of convertible notes	76,738
Settlement into convertible preferred stock	(826,738)

Value as of December 31, 2021	$—